Segmental Analyses - Disclosure of Geographical Information of External Revenue (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue	[1]	£ 25,684	£ 25,776	£ 25,877
Intangible assets		115,625	115,343	118,787
Property, plant and equipment		4,953	5,060
Investments in associates and joint ventures		1,948	1,796
United Kingdom
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue		209	188	178
Intangible assets		481	487
Property, plant and equipment		339	344
Investments in associates and joint ventures		8	8
All foreign countries
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue		25,475	25,588	£ 25,699
Intangible assets		115,144	114,856
Property, plant and equipment		4,614	4,716
Investments in associates and joint ventures		£ 1,940	£ 1,788

[1]	Revenue is net of duty, excise and other taxes of £38,595 million, £39,172 million and £39,826 million for the years ended 31 December 2021, 2020 and 2019, respectively.